COMMITMENTS	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6 — COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on November 4, 2019, the holders of the Founder Shares, Representative Shares, Private Warrants, and any warrants that may be issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants or warrants issued in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time commencing after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the IPO. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In connection with the Business Combination, on the Closing Date, that certain Registration Rights Agreement, dated November 4, 2019, was amended and restated and the Company, Merida Holdings, LLC and certain securityholders of Legacy Leafly entered into the Amended and Restated Registration Rights Agreement (the “Amended and Restated Registration Rights Agreement”). Pursuant to the Amended and Restated Registration Rights Agreement, affiliates of EarlyBirdCapital, Merida Holdings, LLC, the holders of the Founder Shares and other investors party thereto, have agreed to be subject to a
180-day
lockup in respect of their Founder Shares. In addition to the lockup set forth in the Amended and Restated Registration Rights Agreement, Lockup Shares held by Lockup Holders are subject to transfer restrictions.
Underwriting Agreement
The Company granted the underwriters a
45-day
to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.
Forward Share Purchase Agreements
On December 22, 2021, the Company entered into a Forward Share Purchase Agreement with Tenor Opportunity Master Fund Ltd. (“Tenor Investor”). Tenor Investor may elect to sell and transfer to the Company, and the Company shall purchase from Tenor Investor, the number of Shares (including any Additional Shares (as defined in the Forward Share Purchase Agreement)) that are then held by Tenor Investor, but not to exceed 1,200,000 Shares (including any Additional Shares) in the aggregate unless otherwise agreed in writing by all Parties, at a price per Share equal to $10.16 per Share.
On December 22, 2021, the Company entered into a Forward Share Purchase Agreement with Meteora Capital Partners, LP (“Meteora Investor”). Meteora Investor may elect to sell and transfer to the Company, and the Company shall purchase from Meteora Investor, the number of Shares (including any Additional Shares (as defined in the Forward Share Purchase Agreement)) that are then held by Meteora Investor, but not to exceed 1,400,000 Shares (including any Additional Shares) in the aggregate unless otherwise agreed in writing by all Parties, at a price per Share equal to $10.01 per Share.

On December 22, 2021, the Company entered into a Forward Share Purchase Agreement with Castle Creek Arbitrage, LLC (“Castle Investor”). Castle Investor may elect to sell and transfer to the Company, and the Company shall purchase from Castle Investor, all or any portion of the number of Shares (including any Additional Shares (as defined in the Forward Share Purchase Agreement)) that are then held by the Investor, but not to exceed 600,000 Shares (including any Additional Shares) in the aggregate unless otherwise agreed in writing by all Parties, at a price per Share equal to $10.16 per Share (the “Shares Purchase Price”).
Share Transfer Agreement
On December 22, 2021 the Company entered into a Share Transfer Agreement with Meteora Special Opportunity Fund I, FP and Meteora Capital Partners, LP as described above under
Forward Share Purchase Agreements
. The Holders hold 1,495,140 shares issued in SPAC’s initial public offering (“Public Shares”) and have agreed not to seek redemption of up to 1,400,000 ordinary such shares at the Business Combination Meeting. In consideration of these agreements, the Sponsor will, immediately after the closing of the Business Combination, transfer to the Holder 1,000 of its Founder Shares for every 45,450 Public Shares not redeemed by the Meteora Investor at the Business Combination Meeting.